Subsequent Events - Stock option grants (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 22, 2021
Subsequent Event [Line Items]
Option to purchase shares of common stock		1,838,029	480,856	621,031
Exercise price		$ 10.28	$ 9.79	$ 8.49
Number of shares vested as of the issuance date		6,399,888	4,813,262
Vesting period	3 years		36 months
Dr. Niklason
Subsequent Event [Line Items]
Option to purchase shares of common stock	1,312,984
Exercise price	$ 10.28
Vesting period	3 years
Subsequent event | Dr. Niklason
Subsequent Event [Line Items]
Option to purchase shares of common stock	1,312,984
Exercise price	$ 10.28
Number of shares vested as of the issuance date					0
Vesting period	3 years
Subsequent event | Mr. Sander
Subsequent Event [Line Items]
Option to purchase shares of common stock	183,817
Exercise price	$ 10.28
Number of shares vested as of the issuance date					0